VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—38.6%
U.S. Treasury Bonds 4.000%, 11/15/52	$ 19,061	$ 20,228
U.S. Treasury Inflation Indexed Bonds 1.125%, 1/15/33	10,337	10,309
U.S. Treasury Notes
0.125%, 12/15/23(1)	8,673	8,401
0.375%, 7/15/24	3,574	3,395
0.500%, 3/31/25	4,874	4,546
0.250%, 9/30/25	9,499	8,693
1.875%, 2/28/27	1,366	1,274
2.750%, 7/31/27	5,421	5,221
3.500%, 2/15/33	16,407	16,433
Total U.S. Government Securities (Identified Cost $78,224)		78,500

Mortgage-Backed Securities—37.4%
Agency—33.7%
Federal Home Loan Mortgage Corp.
Pool #A95259 4.000%, 12/1/40	945	925
Pool #G60019 4.500%, 3/1/44	348	348
Pool #Q42921 3.500%, 9/1/46	1,039	985
Pool #Q53881 4.500%, 1/1/48	851	856
Pool #QA3079 3.500%, 10/1/49	481	451
Pool #QA4766 3.500%, 11/1/49	1,011	962
Pool #QC2692 3.000%, 6/1/51	509	462
Pool #QD9468 3.500%, 4/1/52	587	550
Pool #QE0961 4.000%, 4/1/52	1,216	1,166
Pool #QE1443 4.000%, 5/1/52	1,168	1,119
Pool #QE1985 4.500%, 5/1/52	690	680
Pool #QE2366 5.000%, 5/1/52	351	352
Pool #QE4826 4.500%, 7/1/52	2,082	2,042
Pool #QE9889 5.000%, 9/1/52	689	689
Pool #QE9908 5.500%, 9/1/52	646	655
Pool #QF0346 5.000%, 9/1/52	416	416
Pool #QF8190 6.000%, 2/1/53	948	971
Pool #QF8551 5.500%, 3/1/53	514	520
Pool #QF8817 6.000%, 3/1/53	718	733
Pool #RA2622 3.000%, 5/1/50	345	312
Pool #RA7502 5.000%, 6/1/52	1,540	1,538
	Par Value	Value

Agency—continued
Pool #RA8188 4.500%, 11/1/52	$ 1,282	$ 1,256
Pool #RA8285 4.500%, 10/1/47	1,777	1,747
Pool #SC0203 2.500%, 12/1/41	1,490	1,329
Pool #SD0164 3.500%, 12/1/49	1,802	1,691
Pool #SD1618 5.000%, 9/1/52	3,099	3,102
Pool #ZM5226 3.500%, 12/1/47	553	521
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	755	736
Pool #AB3878 4.000%, 11/1/41	829	809
Pool #AB5924 3.000%, 8/1/42	1,296	1,186
Pool #BO1345 3.500%, 8/1/49	1,140	1,074
Pool #BO1351 4.000%, 8/1/49	433	421
Pool #BP5432 3.000%, 6/1/50	558	508
Pool #BT7914 5.000%, 10/1/52	1,752	1,754
Pool #BV3044 3.000%, 2/1/52	1,120	1,019
Pool #BV8328 3.500%, 5/1/52	539	503
Pool #BW0044 5.000%, 7/1/52	1,149	1,163
Pool #BW3311 4.500%, 7/1/52	1,855	1,821
Pool #BX1225 5.500%, 10/1/52	766	775
Pool #CA5122 3.000%, 2/1/50	1,258	1,140
Pool #CB3110 2.500%, 3/1/47	1,454	1,270
Pool #CB3630 4.000%, 5/1/52	2,198	2,103
Pool #CB3875 3.500%, 6/1/47	1,633	1,522
Pool #CB3922 5.000%, 6/1/52	1,595	1,593
Pool #CB4451 4.000%, 8/1/42	557	543
Pool #FM7290 3.000%, 5/1/51	956	868
Pool #FM7539 3.000%, 6/1/51	1,265	1,149
Pool #FM8210 3.000%, 4/1/50	714	647
Pool #FS1253 4.000%, 4/1/52	1,281	1,231
Pool #FS1383 4.000%, 4/1/52	455	435
Pool #FS1443 3.500%, 4/1/52	2,189	2,038
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS2249 5.000%, 6/1/52	$ 1,817	$ 1,819
Pool #FS2692 5.000%, 8/1/52	1,934	1,949
Pool #FS3262 4.000%, 10/1/46	2,254	2,206
Pool #FS3386 3.500%, 5/1/38	2,199	2,120
Pool #FS3687 5.000%, 11/1/52	1,651	1,668
Government National Mortgage Association
Pool #CO1904 5.000%, 8/15/52	999	1,034
Pool #CO1918 5.500%, 9/15/52	685	708
Pool #CR2361 6.000%, 12/15/52	484	511
Pool #CR3025 5.500%, 12/20/52	996	1,024
Pool #CR9210 5.500%, 1/20/53	689	709
Pool #CS5391 6.000%, 1/20/53	823	849
Pool #CS5448 6.000%, 1/20/53	1,072	1,107
		68,390

Non-Agency—3.7%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(2)	1,465	1,376
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	1,830	1,712
Goldman Sachs Mortgage Securities Corp. II 2005-ROCK, A 144A 5.366%, 5/3/32(2)	736	725
Goldman Sachs Mortgage Securities Corp. Trust
2012-BWTR, A 144A 2.954%, 11/5/34(2)	375	274
2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 5.604%, 7/15/25(2)(3)	494	482
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	1,175	992
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(2)	1,320	1,238
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 5.834%, 2/15/40(2)(3)	768	726
		7,525

Total Mortgage-Backed Securities (Identified Cost $78,114)		75,915

Asset-Backed Securities—4.0%
Automobiles—0.2%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(2)	475	476
	Par Value	Value

Credit Card—1.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 5.380%, 5/15/28(3)	$ 1,560	$ 1,535
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 5.569%, 5/14/29(3)	1,230	1,224
		2,759

Other—2.4%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	556	487
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	930	844
2020-1, B1 144A 2.280%, 7/15/60(2)	744	672
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(2)	765	618
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	883	820
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(2)	160	162
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(2)	716	564
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	805	681
		4,848

Total Asset-Backed Securities (Identified Cost $8,791)		8,083

Corporate Bonds and Notes—16.9%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	812	583
Consumer Discretionary—0.3%
Hyatt Hotels Corp. 1.800%, 10/1/24	743	703
Consumer Staples—1.9%
Kimberly-Clark Corp. 4.500%, 2/16/33	738	749
PepsiCo, Inc. 4.650%, 2/15/53	1,661	1,703
Philip Morris International, Inc. 5.375%, 2/15/33	1,413	1,443
		3,895

Energy—1.5%
Boardwalk Pipelines LP 4.450%, 7/15/27	292	284
Enterprise Products Operating LLC 4.200%, 1/31/50	601	510
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,573	1,281
Targa Resources Corp. 4.200%, 2/1/33	512	461

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$ 578	$ 411
		2,947

Financials—8.2%
American Express Co. 3.950%, 8/1/25	481	472
Bank of America Corp.
2.087%, 6/14/29	709	611
2.572%, 10/20/32	835	682
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	1,132	1,117
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(2)	905	738
BP Capital Markets America, Inc. 4.812%, 2/13/33	1,185	1,203
BPCE S.A. 144A 5.748%, 7/19/33(2)	800	788
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(2)	567	468
Fiserv, Inc. 5.450%, 3/2/28	429	438
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,506	1,324
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	566	498
John Deere Capital Corp. 5.150%, 3/3/25	437	442
JPMorgan Chase & Co. 0.824%, 6/1/25	945	896
KeyBank N.A. 4.390%, 12/14/27	420	383
Morgan Stanley
0.791%, 1/22/25	644	620
1.593%, 5/4/27	1,269	1,137
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/36	595	576
U.S. Bancorp 5.727%, 10/21/26	463	465
UBS Group AG 144A 4.751%, 5/12/28(2)	1,005	964
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	809	806
2020-1, B 4.875%, 1/15/26	420	406
Wells Fargo & Co.
3.526%, 3/24/28	1,370	1,293
3.350%, 3/2/33	461	400
		16,727

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	1,061	936
Amgen, Inc.
5.250%, 3/2/33	802	824
5.650%, 3/2/53	452	470
	Par Value	Value

Health Care—continued
Eli Lilly & Co. 4.875%, 2/27/53	$ 1,223	$ 1,265
		3,495

Industrials—0.6%
United Parcel Service, Inc. 5.050%, 3/3/53	1,225	1,260
Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	886	910
Newmont Corp.
2.250%, 10/1/30	821	690
6.250%, 10/1/39	735	801
		2,401

Real Estate—0.5%
Equinix, Inc. 3.900%, 4/15/32	649	590
Tanger Properties LP 2.750%, 9/1/31	609	439
		1,029

Utilities—0.7%
Boardwalk Pipelines LP 3.400%, 2/15/31	386	336
Consolidated Edison Co. of New York, Inc. Series 20B 3.950%, 4/1/50	561	464
Southern Co. (The) Series A 3.700%, 4/30/30	629	588
		1,388

Total Corporate Bonds and Notes (Identified Cost $36,492)		34,428

Total Long-Term Investments—96.9% (Identified Cost $201,621)		196,926

	Shares
Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(4)	7,007,703	7,008
Total Short-Term Investment (Identified Cost $7,008)		7,008

TOTAL INVESTMENTS—100.4% (Identified Cost $208,629)		$203,934
Other assets and liabilities, net—(0.4)%		(764)
NET ASSETS—100.0%		$203,170

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $15,807 or 7.8% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange
Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.39(3)	Quarterly	ICE	5.000%	12/20/27	$(11,556)	$(159)	$(200)	$41	$—
Total						$(159)	$(200)	$41	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$8,083	$—	$8,083
Corporate Bonds and Notes	34,428	—	34,428
Mortgage-Backed Securities	75,915	—	75,915
U.S. Government Securities	78,500	—	78,500
Money Market Mutual Fund	7,008	7,008	—
Total Assets	203,934	7,008	196,926
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(159)	—	(159)
Total Liabilities	(159)	—	(159)
Total Investments	$203,775	$7,008	$196,767
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.